Consolidated income statements - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Operating revenues	$ 6,085	$ 6,005	$ 12,015	$ 12,016
Operating costs	(3,411)	(3,308)	(6,783)	(6,754)
Severance, acquisition and other costs	(41)	(22)	(288)	(251)
Depreciation	(949)	(945)	(1,890)	(1,891)
Amortization	(338)	(325)	(669)	(641)
Finance costs
Interest expense	(442)	(426)	(865)	(842)
Net return on post-employment benefit plans	26	17	51	33
Impairment of assets	(8)	(60)	(17)	(73)
Other (expense) income	(38)	(101)	270	(139)
Income taxes	(240)	(231)	(497)	(397)
Net earnings	644	604	1,327	1,061
Net earnings attributable to:
Common shareholders	579	537	1,209	939
Preferred shareholders	40	46	81	93
Non-controlling interest	$ 25	$ 21	$ 37	$ 29
Net earnings per common share - basic and diluted
Net earnings per common share - basic (in CAD per share)	$ 0.63	$ 0.59	$ 1.31	$ 1.03
Net earnings per common share - diluted (in CAD per share)	$ 0.63	$ 0.59	$ 1.31	$ 1.03
Weighted average number of common shares outstanding - basic (millions) (in shares)	930.9	912.3	925.6	912.3